Lease Obligations (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 41,655	$ 31,703
Less: future finance charges	(12,250)	(12,206)
Present value of minimum lease payments	29,405	19,497
Less current portion	(10,523)	(6,978)
Non-current portion	18,882	12,519
Lease Obligation Mining Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	29,300
Lease Obligation Other Leases
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	100
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	12,292	7,367
Later than one year and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	13,380	10,209
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 15,983	$ 14,127